Capital and Reserves (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of classes of share capital [abstract]
Schedule of share capital issued explanatory
Thousands of Ordinary Shares
June 30, 2022

Issued and paid-in share capital as at the beginning of the period	125,770
Exercise of share options during the period – Share-Based Payment-related	589
Issued not - for cash during the period*	176
Issued and paid-in share capital as at June 30	126,535

Authorized share capital	1,000,000